Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

ASC 740 requires that the tax benefit of net operating losses, temporary differences, and credit carryforwards be recorded as an asset to the extent that management assesses that realization is "more likely than not." Realization of the future tax benefits is dependent on the Company's ability to generate sufficient taxable income within the carryforward period. The Company has reviewed the positive and negative evidence relating to the realizability of the deferred tax assets and has concluded that the deferred tax assets are not more likely than not to be realized with the exception of $75,973 and $4,358 of U.S. Federal R&D tax credits for the years ended December 31, 2018 and 2017, respectively. The tax credit of $61,539 will be utilized to reduce payroll taxes in 2019. The tax credit generated in 2017 in the amount of $14,434 will also be claimed to offset payroll taxes in 2019. Accordingly, the valuation allowance has not been released related to these assets with the exception of $75,973 and $4,385 in U.S. Federal R&D tax credits for the years ended December 31, 2018 and 2017, respectively. The 2017 R&D tax credit of $14,434 was adjusted as additional deferred tax benefit in 2018. The valuation allowance increased by approximately $690,000 and $470,000 during the years ended December 31, 2018 and 2017, respectively.

The provision for income taxes for December 31, 2018 and 2017 consists of the following:

	As of December 31,
	2018	2017
Current:
Federal	$—	$—
State	—	—
Total current	—	—
Deferred:
Federal	(71,615)	—
State	—
Total deferred	(71,615)	—
Full valuation allowance
Total provision(1)	$(71,615)	$—

(1)	Total provision consists of U.S. Federal R&D credits, net of California minimum tax.

The difference between the effective tax rate and the U.S. federal tax rate is as follows:

%
Federal income tax	21.00%
State income taxes, less federal benefit	0.78%
Tax Credits	1.87%
Permanent differences	-0.13%
Change in valuation allowances	-20.92%
Other	-0.43%
Effective Tax Rate Benefit (expense)	2.17%

Deferred tax assets and liabilities consist of the following:

	As of December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$467,186	$186,019
Tax credit carryforwards	107,969	30,143
Stock compensation	138,111	58,536
Intangible asset basis differences	1,053,518	730,647
Gross deferred tax assets	1,766,784	1,005,345
Valuation allowance	(1,690,811)	(1,000,987)
Total deferred tax assets, net of valuation allowance	75,973	4,358
Deferred tax liabilities:
Net deferred tax liability	—	—
Net deferred taxes	$75,973	$4,358

As of December 31, 2018, Company had total federal net operating loss carryforwards of approximately $2,132,000. The $820,000 will begin to expire in 2035, and the $1,312,000 will carry forward indefinitely for federal tax purposes. At December 31, 2018, the Company had state net operating loss carryforwards of approximately $259,000 which will begin to expire in 2027. The net operating loss related deferred tax assets do not include excess tax benefits from employee stock option exercises.

As of December 31, 2018, Company had R&D credit carryforwards of approximately $76,000 and $40,000 available to reduce future taxable income, if any, for both federal and state income tax purposes, respectively. The federal credit of $76,000 may be able to reduce future payroll taxes. The federal R&D credit carryforwards expire beginning 2035 and Illinois R&D credit carryforwards expire beginning 2020.

The Tax Reform Act of 1986 limits the use of net operating carryforwards in certain situations where changes occur in the stock ownership of a company. In the event the Company has had a change in ownership, utilization of the carryforwards could be limited. The Company has not performed such a study.

On January 1, 2015, the Company adopted the provisions of FASB Accounting Standards Codification (ASC 740-10), "Accounting for Uncertainty in Income Taxes." ASC 740-10 prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. The cumulative effect of adopting ASC 740-10 resulted in no adjustment to retained earnings as of December 31, 2018. It is Company's policy to include penalties and interest expense related to income taxes as a component of other expense and interest expense, respectively, as necessary.

No liability related to uncertain tax positions is recorded on the financial statements related to uncertain tax positions. There are no unrecognized tax benefits as of December 31, 2018. The Company does not expect that uncertain tax benefits will materially change in the next 12 months.

Company files U.S. federal, California and Illinois State tax returns. Company is subject to California State minimum franchise taxes. All tax returns will remain open for examination by the federal and state taxing authorities for three and four years, respectively, from the date of utilization of any net operating loss carryforwards or R&D credits. In addition, due to the new operations in certain foreign countries, the Company became subject to local tax laws of such countries. Nonetheless, as of December 31, 2018, due to the insignificant expenditures in such countries, there was no material tax effect to the Company’s 2018 consolidated financial statements.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) of 2017 was enacted by the U.S. President. The Tax Cuts and Jobs Act of 2017 is effective as of January 1, 2018. In accordance with ASC guidance, deferred tax assets/liabilities in the Company’s financial statements are to be reflected at the tax rate in which the deferred tax assets/liabilities are anticipated to be realized. As a result, the Company changed the tax rate for tax provision purposes commencing on December 31, 2017 from 34% to 21%. This resulted in a reduction of the value of the Company’s deferred tax asset balances in the amount of approximately $176,000. The Company completed the accounting for revaluation of deferred taxes at the new corporate tax rate and did not make any adjustment to the tax impact reported in 2017. The Company appropriately reflected any tax effects by the provisions included in the TCJA. Such effects are immaterial to the Company’s 2018 consolidated financial statement.